Property and Equipment, Net	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Property and equipment, net
9	Property and equipment, net

	As of March 31,
	2025	2026	2026
	S$	S$	US$

Freehold property	3,279,270	-	-
Computer	237,968	248,728	192,913
Furniture and fittings	204,079	242,679	188,221
Office equipment	44,890	46,240	35,864
Motor vehicles	636,755	636,755	493,867
Leasehold improvements	533,297	533,297	413,626
	4,936,259	1,707,699	1,324,491
Less: accumulated depreciation	(2,076,349)	(1,537,796)	(1,192,714)
	2,859,910	169,903	131,777

Depreciation expense for the years ended March 31, 2024, 2025 and 2026 was S$139,944, S$131,880 and S$86,805 (US$67,326).

During the year ended March 31, 2026, the Company disposed of its freehold property with carrying value of S$2,667,140 to individuals for a consideration of S$3,500,000. The disposal resulted in a gain of S$832,860, which was recognized in the consolidated statements of operations and other comprehensive income.

Capital expenditure commitments

The Company’s capital expenditures consisted primarily of purchases of warehouse racking, motor vehicles, and equipment, and amounted to approximately S$18,535, S$122,541, and S$38,600 for the financial years ended March 31, 2024, 2025, and 2026, respectively.

The Company expects to continue incurring capital expenditures to support the growth of its business, including expenditures related to office equipment and leasehold improvements. Such expenditures are expected to be funded through existing cash balances.

As of March 31, 2026, the Company did not have any material commitments for capital expenditures.